UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/2006

Date of reporting period:	03/31/06

Item 1.    Schedule of Investments.

Schedule of Investments (unaudited)	as of March 31, 2006

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES 33.7%

	FEDERAL AGENCY OBLIGATIONS 20.4%
$500,000	Federal Farm Credit Bank	5.45%	06/22/15	$488,035
250,000	Federal Home Loan Bank	5.00%	12/20/11	244,072
500,000	Federal Home Loan Bank	5.00%	03/28/11	490,110
250,000	Federal Home Loan Bank	5.44%	12/23/14	244,360
500,000	Federal Home Loan Bank	5.25%	02/17/15	484,878
500,000	Federal Home Loan Bank	5.55%	05/04/15	490,072
500,000	Federal Home Loan Bank	5.60%	08/24/15	490,424
500,000	Federal Home Loan Bank	6.00%	11/16/15	495,885
500,000	Federal Home Loan Bank	6.00%	11/17/15	493,112
500,000	Federal Home Loan Bank	6.10%	03/08/16	495,373
500,000	Federal Home Loan Bank	5.55%	02/15/18	482,960
300,000	Federal Home Loan Bank	5.70%	02/20/18	291,686
500,000	Federal Home Loan Bank	5.70%	03/23/18	485,922
250,000	Federal Home Loan Bank	5.65%	08/13/18	241,906
500,000	Federal Home Loan Bank	6.00%	07/26/19	488,912
250,000	Federal Home Loan Bank	6.25%	12/29/20	245,524
500,000	Federal Home Loan Bank	5.75%	03/23/22	477,725
500,000	Federal Home Loan Bank	6.00%	08/25/22	484,388
500,000	Federal Home Loan Bank	6.00%	09/01/22	484,303
500,000	Federal Home Loan Mortgage Corporation	6.00%	04/10/14	499,750
500,000	Federal Home Loan Mortgage Corporation	6.00%	10/13/20	487,220
500,000	Federal Home Loan Mortgage Corporation	6.00%	10/26/20	483,251
250,000	Federal Home Loan Mortgage Corporation	5.75%	11/15/21	242,150
250,000	Federal Home Loan Mortgage Corporation	6.00%	12/30/22	243,526
500,000	Federal National Mortgage Association	5.55%	06/08/15	490,968
500,000	Federal National Mortgage Association	5.55%	06/29/15	490,842
500,000	Federal National Mortgage Association	6.00%	02/02/16	495,351
500,000	Federal National Mortgage Association	5.40%	02/23/17	482,369
500,000	Federal National Mortgage Association	5.60%	03/28/17	485,018
250,000	Federal National Mortgage Association	5.50%	04/08/19	239,314
250,000	Federal National Mortgage Association	5.52%	04/12/19	239,534
250,000	Federal National Mortgage Association	6.00%	05/03/19	245,074
250,000	Federal National Mortgage Association	6.00%	05/24/19	244,886
500,000	Federal National Mortgage Association	5.00%	07/26/19	483,713
250,000	Federal National Mortgage Association	5.63%	08/05/19	240,593
500,000	Federal National Mortgage Association	5.50%	02/10/20	482,720
500,000	Federal National Mortgage Association	5.50%	02/27/20	483,941
500,000	Federal National Mortgage Association	5.50%	02/28/20	476,636
500,000	Federal National Mortgage Association	5.65%	03/09/20	480,160
500,000	Federal National Mortgage Association	5.75%	03/09/20	482,571
500,000	Federal National Mortgage Association	5.75%	03/16/20	482,100
1,000,000	Federal National Mortgage Association	6.00%	04/06/20	983,704
500,000	Federal National Mortgage Association	6.00%	04/28/20	487,872

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)

	FEDERAL AGENCY OBLIGATIONS (continued)
$500,000	Federal National Mortgage Association	6.00%	05/19/20	$487,760
500,000	Federal National Mortgage Association	5.81%	06/30/20	483,209
1,000,000	Federal National Mortgage Association	5.75%	07/07/20	962,633
500,000	Federal National Mortgage Association	6.00%	08/10/20	486,766
500,000	Federal National Mortgage Association	6.00%	08/18/20	486,717
500,000	Federal National Mortgage Association	6.00%	08/25/20	482,653
500,000	Federal National Mortgage Association	6.00%	10/13/20	483,906
500,000	Federal National Mortgage Association	6.25%	02/23/21	490,925
400,000	Federal National Mortgage Association	6.00%	08/16/22	387,086
500,000	Federal National Mortgage Association	6.00%	03/21/25	482,510
500,000	Federal National Mortgage Association	6.00%	04/04/25	482,042
500,000	Federal National Mortgage Association	6.00%	06/02/25	482,422
500,000	Federal National Mortgage Association	6.00%	07/11/25	482,375
500,000	Federal National Mortgage Association	6.00%	10/06/25	478,935
				25,712,849
	CORPORATE BONDS 12.9%
	FINANCIAL 5.2%
250,000	Stilwell Financial Inc.	7.00%	11/01/06	251,437
250,000	Ford Motor Credit Co.	6.50%	01/25/07	249,043
250,000	Bankers Trust NY Corp.	6.70%	10/01/07	255,983
248,000	Ford Motor Credit Corp.	7.375%	10/28/09	233,153
250,000	General Motors Acceptance Corp.	7.75%	01/19/10	243,753
250,000	General Motors Acceptance Corp.	7.25%	03/02/11	236,911
250,000	Ford Motor Credit Corp.	5.30%	04/20/11	192,921
250,000	Household Finance Corp.	6.375%	10/15/11	259,403
200,000	Ford Motor Credit Corp.	7.00%	11/26/11	165,306
250,000	General Motors Acceptance Corp.	7.00%	02/01/12	232,778
250,000	Goldman Sachs & Company (a)	8.00%	03/01/13	280,428
250,000	Allstate Corp.	7.50%	06/15/13	277,952
500,000	Harleysville Group	5.75%	07/15/13	476,897
500,000	General Motors Acceptance Corp.	6.75%	12/01/14	450,102
250,000	Security Benefit Life Insurance Co. (a)	8.75%	05/15/16	291,549
250,000	General Motors Acceptance Corp.	7.25%	09/15/17	196,059
250,000	Lincoln National Corp.	7.00%	03/15/18	268,906
500,000	Provident Cos.	7.00%	07/15/18	506,834
250,000	Berkeley (WR) Corp.	6.15%	08/15/19	244,420
250,000	Household Finance Corp.	5.25%	06/15/23	222,559
250,000	Liberty Mutual Insurance Co. (a)	8.50%	05/15/25	295,056
250,000	Provident Cos.	7.25%	03/15/28	251,298
500,000	Farmers Exchange Capital (a)	7.05%	07/15/28	507,142
				6,589,890

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)

	CORPORATE BONDS (continued)
	INDUSTRIAL 6.3%
$250,000	Lucent Technologies	7.25%	07/15/06	$250,625
250,000	Halliburton Co.	6.00%	08/01/06	250,396
250,000	Steelcase Inc.	6.375%	11/15/06	249,520
250,000	Goodyear Tire & Rubber Co.	6.625%	12/01/06	250,000
250,000	Sherwin-Williams Co.	6.85%	02/01/07	252,631
250,000	Goodyear Tire & Rubber Co.	8.50%	03/15/07	253,750
250,000	Continental Airlines (d)	6.32%	11/01/08	249,863
350,000	Corning Inc.	6.30%	03/01/09	356,727
500,000	SUPERVALU, Inc.	7.875%	08/01/09	523,566
127,418	Delta Air Lines Inc. (d)(e)	7.379%	05/18/10	128,351
250,000	DaimlerChrysler NA Holding Corp.	7.75%	01/18/11	268,149
250,000	Hertz Corp.	7.40%	03/01/11	242,500
450,000	Northwest Airlines (d)(e)	6.841%	04/01/11	450,000
250,000	General Foods Corp.	7.00%	06/15/11	247,646
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	244,375
200,000	Ford Motor Company	9.50%	09/15/11	177,500
250,000	Delta Air Lines Inc. (d)(e)	7.111%	09/18/11	249,758
250,000	American Airlines Inc. (a)(d)	7.858%	10/01/11	266,058
250,000	Bombardier Inc. (a)	6.75%	05/01/12	238,750
250,000	General Motors Corp.	7.125%	07/15/13	186,250
250,000	Willamette Industries	7.125%	07/22/13	266,179
214,170	General American Transportation (d)	7.50%	02/28/15	207,327
250,000	Maytag Corp.	5.00%	05/15/15	230,625
250,000	Servicemaster Co.	7.10%	03/01/18	263,340
250,000	DaimlerChrysler NA Holding Corp.	5.65%	06/15/18	223,894
350,000	PPG Industries	7.40%	08/15/19	390,153
500,000	Wyeth	6.45%	02/01/24	517,147
500,000	Toro Co.	7.80%	06/15/27	549,652
				7,984,732
	UTILITIES 1.4%
250,000	Monongahela Power Co., Inc.	5.00%	10/01/06	249,287
250,000	Xcel Energy Inc.	7.00%	12/01/10	263,455
250,000	TECO Energy, Inc.	7.00%	05/01/12	258,438
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	263,763
250,000	Vectren Utility Holdings, Inc.	5.75%	08/01/18	238,477
250,000	South Jersey Gas Co.	7.125%	10/22/18	276,885
250,000	United Utilities	5.375%	02/01/19	231,874
				1,782,179

	TOTAL CORPORATE BONDS			16,356,801

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)

	CONVERTIBLE CORPORATE BONDS 0.2%
	UTILITIES 0.2%
$251,300	Noram Energy	6.00%	03/15/12	$247,531

Number of Shares
	NON-CONVERTIBLE PREFERRED STOCK 0.2%
	FINANCIAL 0.2%
10,000	St. Paul Capital Trust I	7.60%	254,900

	TOTAL FIXED INCOME SECURITIES		$42,572,081
	(cost $42,896,983)

	COMMON STOCKS 63.9%

	BASIC INDUSTRIES 7.4%
65,000	Bemis Co., Inc.		2,052,700
73,000	H. B. Fuller Co.		3,747,820
125,000	The Valspar Corp.		3,483,750
			9,284,270
	CAPITAL GOODS 7.0%
76,000	Graco Inc.		3,452,680
20,000	Ingersoll-Rand Co. Ltd.		835,800
47,000	MTS Systems Corp.		1,966,010
64,000	Pentair, Inc.		2,608,000
			8,862,490
	CONSUMER CYCLICAL 2.4%
62,000	Briggs & Stratton Corp.		2,192,940
15,000	Genuine Parts Co.		657,450
30,000	Sturm, Ruger & Co., Inc.		239,400
			3,089,790
	CONSUMER STAPLE 5.9%
37,000	General Mills, Inc.		1,875,160
12,000	The Hershey Co.		626,760
61,000	Hormel Foods Corp.		2,061,800
23,000	Kimberly Clark Corp.		1,329,400
30,000	Newell Rubbermaid Inc.		755,700
25,000	SUPERVALU Inc.		770,500
			7,419,320
	DIVERSIFIED 4.5%
50,000	General Electric Co.		1,739,000
52,000	3M Co.		3,935,880
			5,674,880

Number of Shares	Security Description	Market Value
	COMMON STOCKS (continued)

	ENERGY 7.4%
25,000	BP p.l.c. ADR (c)	$1,723,500
25,000	Burlington Resources Inc.	2,297,750
26,000	Exxon Mobil Corp.	1,582,360
24,000	Murphy Oil Corp.	1,195,680
20,000	Schlumberger, Ltd.	2,531,400
		9,330,690
	FINANCIAL 12.7%
15,000	American Express Co.	788,250
28,000	Associated Banc-Corp.	951,440
20,000	Bank of America Corp.	910,800
20,000	Jefferson-Pilot Corp.	1,118,800
45,000	JP Morgan Chase & Co., Inc.	1,873,800
31,000	Merrill Lynch & Co., Inc.	2,441,560
38,000	The St. Paul Travelers Companies, Inc.	1,588,020
50,000	TCF Financial Corp.	1,287,500
55,000	U.S. Bancorp	1,677,500
53,000	Wells Fargo & Co.	3,385,110
		16,022,780
	HEALTH CARE 7.4%
50,000	Baxter International Inc.	1,940,500
50,000	Bristol-Myers Squibb Co.	1,230,500
23,000	Johnson & Johnson	1,362,060
27,000	Merck & Co., Inc.	951,210
86,000	Pfizer Inc.	2,143,120
35,000	Wyeth	1,698,200
		9,325,590
	TECHNOLOGY 7.7%
70,000	Corning Inc. (b)	1,883,700
10,000	eFunds Corp. (b)	258,400
49,000	Emerson Electric Co.	4,097,870
54,000	Honeywell International Inc.	2,309,580
15,000	International Business Machines Corp.	1,237,050
		9,786,600
	UTILITIES 1.5%
35,000	Verizon Communications Inc.	1,192,100
40,000	Xcel Energy Inc.	726,000
		1,918,100

	TOTAL COMMON STOCKS	$80,714,510
	(cost $46,111,358)

Par Value	Security Description	Market Value
	SHORT-TERM INVESTMENTS 2.3%

2,923,865	First American Prime Obligation Fund Class Z	$2,923,865
	(cost $2,923,865)

	TOTAL INVESTMENTS 99.9%	$126,210,456
	(cost $91,932,206)
	OTHER ASSETS AND LIABILITIES (NET) 0.1%	90,118

	TOTAL NET ASSETS 100%	$126,300,574

(a)     Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Fund’s Board of Directors. As of March 31, 2006, these securities represented 1.5% of total net assets.

(b)    Non-income-producing

(c)     American Depository Receipt

(d)    Asset-backed securities. As of March 31, 2006, these securities represented 1.2% of total net assets.

(e)     Security is in default as of March 31, 2006.

Notes to Schedule of Investments (unaudited)

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price, which compares the last trade to the bid/ask range of the security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, securities are valued at fair value as determined in good faith by the Fair Valuation Committee (the Committee) appointed by the Fund’s Board of Directors. Factors which may be considered by the Committee in determining the fair value of a security are the type of the security; restrictions on the resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; related corporate actions; conversion or exchange rights on the security; information from broker-dealers; and changes in overall market conditions. As of March 31, 2006, no securities in the Fund were valued using this method.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income taxes

At March 31, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $34,278,250 of which $35,929,088 represented appreciated investment securities and $1,650,838 represented depreciated investment securities.

Item 2.	Controls and Procedures.

a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

	(a)	Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President

Date	05/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*	/s/ William B.Frels
William B. Frels, President
(principal executive officer)

Date	05/30/06

By (Signature and Title)

*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	05/30/06

*  Print the name and title of each signing officer under his or her signature.